Real Estate Owned - Schedule of Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Real Estate Owned [Abstract]
Balance at beginning of year	$ 10	$ 70
Loans transferred to real estate owned		10
Disposals	10	70
Balance at end of year		$ 10